Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Components of Net Periodic Benefit Cost (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Successor [Member] | Domestic Pension Plan of Foreign Entity [Member]
Net periodic benefit expense:
Service cost	$ 0.7
Defined Benefit Plan, Benefit Obligation	137.4	157.6
Interest cost on the projected benefit obligation	1.2	6.9
Plan curtailments	3.0
Successor [Member] | Foreign Pension Plan [Member]
Net periodic benefit expense:
Service cost	0.1	0.8
Defined Benefit Plan, Benefit Obligation	73.1	88.3
Interest cost on the projected benefit obligation	0.5	3.0
Plan curtailments	(0.2)
Predecessor [Member] | Domestic Pension Plan of Foreign Entity [Member]
Net periodic benefit expense:
Service cost			3.6	3.6
Defined Benefit Plan, Benefit Obligation			142.0	144.3	121.5
Interest cost on the projected benefit obligation			5.2	6.1
Predecessor [Member] | Foreign Pension Plan [Member]
Net periodic benefit expense:
Service cost			0.6	0.7
Defined Benefit Plan, Benefit Obligation			72.9	75.0	67.6
Interest cost on the projected benefit obligation			$ 2.5	$ 3.1